Long-Term Debt - Additional Information - USD Term Loans (Detail) $ in Billions	6 Months Ended
Jun. 30, 2016 USD ($) Term_loan Vessel
Debt Instrument [Line Items]
Number of Term Loans | Term_loan	6
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	2.80%
Long-term Debt [Member]
Debt Instrument [Line Items]
Long-term debt | $	$ 1.0
Collateral, number of vessels | Vessel	15
LIBOR [Member] | Long-term Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	0.30%
Long-term Debt [Member] | Long-term Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	2.80%